DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers International Real Estate ETF

August 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Australia - 10.1%
Abacus Property Group REIT	226,523	$422,397
Arena REIT	195,509	562,931
BWP Trust REIT	269,114	734,275
Centuria Industrial REIT	311,496	661,993
Centuria Office REIT	291,882	328,164
Charter Hall Group REIT	271,662	2,516,074
Charter Hall Long Wale REIT	371,082	1,137,147
Charter Hall Retail REIT	291,857	822,339
Charter Hall Social Infrastructure REIT	197,975	500,813
Cromwell Property Group REIT	920,741	504,971
Dexus REIT	607,137	3,633,626
Dexus Industria REIT	114,795	216,419
GDI Property Group Partnership REIT	287,497	178,370
Goodman Group REIT	964,505	13,006,129
GPT Group REIT	911,553	2,630,893
Growthpoint Properties Australia Ltd. REIT	171,744	415,619
Home Consortium Ltd. REIT	119,495	412,057
HomeCo Daily Needs REIT	853,461	754,766
Ingenia Communities Group REIT	207,279	605,347
Lifestyle Communities Ltd.	56,440	672,088
Mirvac Group REIT	2,235,447	3,218,273
National Storage REIT	606,343	1,010,099
REA Group Ltd.	28,941	2,530,657
Rural Funds Group REIT	219,736	393,171
Scentre Group REIT	2,934,117	5,913,764
Shopping Centres Australasia Property Group REIT	631,960	1,182,746
Stockland REIT	1,364,178	3,385,469
US Masters Residential Property Fund REIT*	172,083	38,341
Vicinity Centres REIT	2,579,435	3,421,722
Waypoint REIT Ltd. REIT	399,775	720,793

(Cost $55,998,151)		52,531,453

Austria - 0.3%
CA Immobilien Anlagen AG	27,628	882,058
IMMOFINANZ AG*	38,369	571,013
UBM Development AG	2,653	82,966

(Cost $1,950,454)		1,536,037

Belgium - 1.9%
Aedifica SA REIT	20,720	1,965,782
Ascencio REIT	3,021	154,926
Atenor	2,045	105,285
Befimmo SA REIT	2,417	115,080
Care Property Invest NV REIT(a)	15,163	327,814
Cofinimmo SA REIT	16,749	1,704,406
Home Invest Belgium SA REIT(a)	6,150	137,721
Immobel SA	2,446	148,066
Intervest Offices & Warehouses NV REIT	14,373	359,874
Montea NV REIT	7,413	669,382
Nextensa REIT	1,444	86,250
Retail Estates NV REIT	5,724	371,247
VGP NV	6,122	893,848
Warehouses De Pauw CVA REIT	80,574	2,461,424
Wereldhave Belgium Comm VA REIT	1,232	64,296
Xior Student Housing NV REIT(a)	13,053	528,956

(Cost $12,256,321)		10,094,357

Brazil - 0.5%
Aliansce Sonae Shopping Centers SA	87,597	297,231
BR Malls Participacoes SA	399,116	635,535
Cyrela Brazil Realty SA Empreendimentos e Participacoes	175,668	480,112
Ez Tec Empreendimentos e Participacoes SA	79,594	277,450
Multiplan Empreendimentos Imobiliarios SA	179,868	836,676

(Cost $3,293,262)		2,527,004

Canada - 6.6%
Allied Properties Real Estate Investment Trust REIT	73,078	1,751,060
Altus Group Ltd.	25,826	1,011,663
American Hotel Income Properties REIT LP(a)	36,443	97,118
Artis Real Estate Investment Trust REIT(a)	42,496	358,244
Boardwalk Real Estate Investment Trust REIT	19,518	719,853
Canadian Apartment Properties REIT(a)	98,325	3,353,831
Chartwell Retirement Residences	133,018	1,055,328
Choice Properties Real Estate Investment Trust REIT(a)	141,992	1,473,481
Colliers International Group, Inc.	21,275	2,485,387
Crombie Real Estate Investment Trust REIT(a)	59,119	701,970
CT Real Estate Investment Trust REIT(a)	40,268	496,278
Dream Industrial Real Estate Investment Trust REIT	135,272	1,260,170
Dream Office Real Estate Investment Trust REIT(a)	19,906	277,705
DREAM Unlimited Corp., Class A	14,515	312,445
First Capital Real Estate Investment Trust REIT	113,673	1,312,413
FirstService Corp.	20,982	2,632,203
Granite Real Estate Investment Trust REIT(a)	37,427	2,131,990
H&R Real Estate Investment Trust REIT(a)	156,483	1,515,122
InterRent Real Estate Investment Trust REIT	81,543	763,376
Killam Apartment Real Estate Investment Trust REIT	65,440	842,485
Minto Apartment Real Estate Investment Trust REIT, 144A(a)	21,501	246,598
Morguard Corp.	2,426	212,108

Morguard North American Residential Real Estate Investment Trust REIT	17,889	228,257
NorthWest Healthcare Properties Real Estate Investment Trust REIT(a)	120,608	1,154,875
Primaris Real Estate Investment Trust REIT(a)	40,654	414,115
RioCan Real Estate Investment Trust REIT(a)	176,774	2,717,212
SmartCentres Real Estate Investment Trust REIT(a)	74,827	1,598,130
Summit Industrial Income REIT	97,426	1,370,332
Tricon Residential, Inc.	156,483	1,638,196
True North Commercial Real Estate Investment Trust REIT(a)	47,434	223,479

(Cost $37,603,881)		34,355,424

Chile - 0.2%
Cencosud Shopping SA	275,676	392,235
Parque Arauco SA	396,000	420,378
Plaza SA	162,321	182,670

(Cost $1,311,164)		995,283

China - 1.1%
A-Living Smart City Services Co. Ltd., 144A	372,361	385,225
China Resources Mixc Lifestyle Services Ltd., 144A	343,944	1,564,408
China Vanke Co. Ltd., Class H	980,974	1,919,741
Guangzhou R&F Properties Co. Ltd., Class H(a)	1,040,192	216,021
Jinke Smart Services Group Co. Ltd., Class H(a)	149,280	166,229
Poly Property Services Co. Ltd., Class H	94,615	556,321
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	134,500	131,137
Shanghai Lingang Holdings Corp. Ltd., Class B	71,106	71,390
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	623,728	520,189

(Cost $9,552,518)		5,530,661

Denmark - 0.0%
Jeudan A/S
(Cost $220,751)	5,493	203,491

Egypt - 0.1%
Arab Developers Holding*	1,870,254	44,396
El Kahera Housing*	428,198	30,872
Emaar Misr for Development SAE*	501,235	69,406
Heliopolis Housing	6,448	1,994
Medinet Nasr Housing*	124,106	18,994
Palm Hills Developments SAE	27,794	2,212
Pioneers Properties*	533,726	50,205
Six of October Development & Investment*	55,509	35,426
Talaat Moustafa Group	614,940	245,848

(Cost $521,231)		499,353

Finland - 0.4%
Citycon OYJ*(a)	46,761	331,965
Kojamo OYJ	109,842	1,845,647

(Cost $2,513,724)		2,177,612

France - 2.4%
Altarea SCA REIT	2,800	367,710
ARGAN SA REIT	5,866	537,948
Carmila SA REIT*	31,704	506,254
Covivio REIT	26,284	1,474,787
Gecina SA REIT	26,900	2,406,035
ICADE REIT	18,055	798,103
Klepierre SA REIT*	116,708	2,405,793
Mercialys SA REIT	40,589	320,800
Nexity SA	22,849	513,739
Unibail-Rodamco-Westfield REIT*	57,476	2,970,663

(Cost $17,039,469)		12,301,832

Germany - 3.3%
Deutsche Wohnen SE	29,782	678,007
DIC Asset AG	23,645	242,517
Hamborner REIT AG REIT	40,071	328,794
Instone Real Estate Group SE, 144A	24,024	213,068
LEG Immobilien SE	41,436	3,138,281
PATRIZIA SE	26,075	330,368
TAG Immobilien AG	114,707	1,060,585
Vonovia SE	406,274	11,030,280

(Cost $30,796,014)		17,021,900

Greece - 0.0%
LAMDA Development SA*
(Cost $362,643)	48,504	289,225

Hong Kong - 14.4%
C C Land Holdings Ltd.	579,818	147,746
C&D International Investment Group Ltd.	287,750	577,051
Champion REIT	1,385,317	596,568
China Jinmao Holdings Group Ltd.	3,656,609	773,358
China Motor Bus Co. Ltd.	5,165	53,303
China Overseas Grand Oceans Group Ltd.	1,005,056	476,351
China Overseas Land & Investment Ltd.	2,109,012	5,696,510
China Overseas Property Holdings Ltd.	735,153	783,029
China Resources Land Ltd.	1,638,220	6,731,253
Chinese Estates Holdings Ltd.*	234,054	68,885
CK Asset Holdings Ltd.	1,107,182	7,490,443
Emperor International Holdings Ltd.	297,465	24,634
ESR Group Ltd., 144A*	1,765,169	4,958,940
Far East Consortium International Ltd.	631,427	200,316
Hang Lung Group Ltd.	476,204	806,935
Hang Lung Properties Ltd.	1,058,152	1,763,396
Henderson Land Development Co. Ltd.	750,403	2,514,457
HKR International Ltd.	297,176	98,064
Hong Kong Ferry Holdings Co. Ltd.	78,117	68,275
Hongkong Land Holdings Ltd.	616,887	2,985,733
Hysan Development Co. Ltd.	346,543	977,968
K Wah International Holdings Ltd.	573,510	216,285
Kerry Properties Ltd.	333,490	769,901

Kowloon Development Co. Ltd.	198,122	231,471
Lai Sun Development Co. Ltd.*	70,700	39,634
Landing International Development Ltd.*	384,847	8,286
Langham Hospitality Investments and Langham Hospitality Investments Ltd.(b)	435,917	51,096
Link REIT	1,197,275	9,282,148
New World Development Co. Ltd.	784,732	2,564,500
Poly Property Group Co. Ltd.	932,372	190,065
Prosperity REIT	688,117	198,137
Regal Real Estate Investment Trust REIT	316,868	51,272
SEA Holdings Ltd.	71,168	45,155
Shandong Hi-Speed Holdings Group Ltd.*(a)	896,966	394,266
Shenzhen Investment Ltd.	1,295,935	237,760
Shun Tak Holdings Ltd.*	918,542	153,308
Sino Land Co. Ltd.	1,992,384	2,919,207
Sun Hung Kai Properties Ltd.	872,649	10,262,077
Sunlight Real Estate Investment Trust REIT	538,925	252,680
Swire Properties Ltd.	601,996	1,391,313
Wharf Holdings Ltd.	761,054	2,870,127
Wharf Real Estate Investment Co. Ltd.	881,253	4,019,552
Yuexiu Property Co. Ltd.	733,591	919,693

(Cost $83,168,770)		74,861,148

India - 1.7%
Brigade Enterprises Ltd.	92,674	597,450
DLF Ltd.	551,171	2,705,282
Godrej Properties Ltd.*	77,194	1,367,588
Indiabulls Real Estate Ltd.*	296,908	324,902
Macrotech Developers Ltd., 144A*	61,172	844,541
Oberoi Realty Ltd.	67,780	858,871
Omaxe Ltd.*	128	160
Phoenix Mills Ltd.	55,950	990,379
Prestige Estates Projects Ltd.	105,436	606,941
Sobha Ltd.	24,858	218,615
Sunteck Realty Ltd.	38,870	233,441

(Cost $6,788,413)		8,748,170

Indonesia - 0.3%
PT Alam Sutera Realty Tbk*	9,300,880	112,795
PT Andalan Perkasa Abadi Tbk*	507,804	1,711
PT Bumi Serpong Damai Tbk*	5,522,486	342,307
PT Ciputra Development Tbk	5,261,858	336,787
PT Jaya Real Property Tbk	2,100,880	67,658
PT Kawasan Industri Jababeka Tbk*	8,664,344	93,984
PT Lippo Cikarang Tbk	284,585	22,721
PT Lippo Karawaci Tbk*	8,789,136	68,098
PT Pakuwon Jati Tbk	8,995,954	293,350
PT Pollux Properties Indonesia Tbk*(c)	18,721	467
PT PP Properti Tbk*	3,076,432	10,985
PT Puradelta Lestari Tbk	555,669	6,589
PT Summarecon Agung Tbk	6,585,209	266,203

(Cost $1,744,219)		1,623,655

Israel - 2.6%
Adgar Investment and Development Ltd.	67,129	148,023
AFI Properties Ltd.	3,233	160,365
Africa Israel Residences Ltd.	3,773	200,421
Airport City Ltd.*	39,671	834,696
Alony Hetz Properties & Investments Ltd.	85,575	1,388,926
Alrov Properties and Lodgings Ltd.(a)	1,250	72,337
Amot Investments Ltd.	120,002	862,195
Arad Investment & Industrial Development Ltd.	1,513	214,138
Aura Investments Ltd.(a)	30,529	59,554
Azrieli Group Ltd.	20,760	1,731,846
Big Shopping Centers Ltd.	6,447	926,025
Blue Square Real Estate Ltd.	3,115	270,442
Duniec Brothers Ltd.	1,014	66,118
Electra Real Estate Ltd.	13,165	233,067
G City Ltd.	47,553	311,926
Gav-Yam Lands Corp. Ltd.	19,896	203,778
Israel Canada T.R Ltd.	81,765	340,191
Isras Investment Co. Ltd.	1,075	258,534
Keystone REIT Ltd. REIT	62,435	133,881
Lahav L.R. Real Estate Ltd.(a)	34,361	52,475
Megureit Israel Ltd. REIT	79,378	168,542
Melisron Ltd.	13,614	1,117,703
Menivim- The New REIT Ltd. REIT(a)	337,722	204,575
Mivne Real Estate KD Ltd.	377,287	1,392,801
Norstar Holdings, Inc.(a)	8,191	79,092
Prashkovsky Investments and Construction Ltd.	3,245	109,063
Property & Building Corp. Ltd.*	1,109	114,352
Rani Zim Shopping Centers Ltd.	96	183
Reit 1 Ltd. REIT	106,222	678,566
REIT Azorim HF Living Ltd. REIT*(a)	22,290	86,173
Sella Capital Real Estate Ltd. REIT	132,689	425,616
Summit Real Estate Holdings Ltd.	24,073	455,849
Villar International Ltd.	2,820	129,706
Vitania Ltd.	11,846	98,608

(Cost $11,131,991)		13,529,767

Italy - 0.0%
Immobiliare Grande Distribuzione SIIQ SpA REIT
(Cost $119,518)	32,133	109,374

Japan - 21.7%
Activia Properties, Inc. REIT	426	1,329,089
Advance Logistics Investment Corp. REIT	342	392,267
Advance Residence Investment Corp. REIT	795	2,110,442
Aeon Mall Co. Ltd.(a)	54,300	651,796
AEON REIT Investment Corp. REIT	963	1,092,037
Comforia Residential REIT, Inc. REIT	381	938,586
CRE Logistics REIT, Inc. REIT	340	524,869
Daito Trust Construction Co. Ltd.	39,100	3,875,448
Daiwa House REIT Investment Corp. REIT(a)	1,206	2,801,313

Daiwa Office Investment Corp. REIT	167	848,101
Daiwa Securities Living Investments Corp. REIT	1,053	944,187
ES-Con Japan Ltd.	11,200	65,039
ESCON Japan Reit Investment Corp. REIT	197	171,527
Frontier Real Estate Investment Corp. REIT	291	1,118,867
Fukuoka REIT Corp. REIT(a)	409	502,454
Global One Real Estate Investment Corp. REIT	587	473,411
GLP J REIT	2,562	3,140,009
Goldcrest Co. Ltd.	6,500	81,540
Hankyu Hanshin REIT, Inc. REIT	417	468,063
Health Care & Medical Investment Corp. REIT	180	239,567
Heiwa Real Estate Co. Ltd.	17,800	505,270
Heiwa Real Estate REIT, Inc. REIT	509	580,141
Hoshino Resorts REIT, Inc. REIT	139	650,756
Hulic Co. Ltd.	392,000	2,997,439
Hulic Reit, Inc. REIT(a)	743	889,724
Ichigo Office REIT Investment Corp. REIT	894	557,198
Ichigo, Inc.	147,300	324,086
Industrial & Infrastructure Fund Investment Corp. REIT	1,187	1,573,819
Invincible Investment Corp. REIT	3,528	1,091,803
Japan Excellent, Inc. REIT	763	723,233
Japan Hotel REIT Investment Corp. REIT	2,512	1,246,713
Japan Logistics Fund, Inc. REIT	508	1,211,138
Japan Metropolitan Fund Invest REIT(a)	3,999	3,190,546
Japan Prime Realty Investment Corp. REIT	411	1,222,994
Japan Real Estate Investment Corp. REIT	782	3,638,521
Kabuki-Za Co. Ltd.	5,200	183,430
Keihanshin Building Co. Ltd.	28,800	261,563
Kenedix Office Investment Corp. REIT	238	1,236,141
Kenedix Residential Next Investment Corp. REIT	596	972,087
Kenedix Retail REIT Corp. REIT	330	678,687
Ki-Star Real Estate Co. Ltd.	4,800	170,359
LaSalle Logiport REIT(a)	1,012	1,256,377
Leopalace21 Corp.*	141,100	336,910
LIFULL Co. Ltd.	200	248
Mirai Corp. REIT	1,016	374,518
Mitsubishi Estate Co. Ltd.	786,800	10,670,399
Mitsubishi Estate Logistics REIT Investment Corp. REIT(a)	219	755,935
Mitsui Fudosan Co. Ltd.	542,800	11,055,696
Mitsui Fudosan Logistics Park, Inc. REIT	298	1,171,578
Mori Hills REIT Investment Corp. REIT	946	1,067,299
Mori Trust Hotel Reit, Inc. REIT	138	131,703
Mori Trust Sogo Reit, Inc. REIT	585	612,325
Nippon Accommodations Fund, Inc. REIT(a)	289	1,423,892
Nippon Building Fund, Inc. REIT	959	4,801,053
Nippon Kanzai Co. Ltd.	13,400	257,029
Nippon Prologis REIT, Inc. REIT	1,292	3,266,698
NIPPON REIT Investment Corp. REIT	271	746,777
Nomura Real Estate Holdings, Inc.	66,500	1,643,012
Nomura Real Estate Master Fund, Inc. REIT(a)	2,661	3,267,103
NTT UD REIT Investment Corp. REIT	827	897,843
One REIT, Inc. REIT(a)	139	272,435
Open House Group Co. Ltd.	47,000	1,854,572
Orix JREIT, Inc. REIT(a)	1,547	2,137,064
Pressance Corp.	10,000	108,999
Relo Group, Inc.	66,300	1,078,018
SAMTY Co. Ltd.	18,600	296,392
Samty Residential Investment Corp. REIT	230	210,878
Sankei Real Estate, Inc. REIT(a)	266	186,512
Sekisui House Reit, Inc. REIT	2,484	1,512,351
SOSiLA Logistics REIT, Inc. REIT	372	423,456
SRE Holdings Corp.*(a)	4,000	83,246
Star Asia Investment Corp. REIT	1,002	415,618
Starts Corp., Inc.	19,900	385,296
Starts Proceed Investment Corp. REIT	109	201,606
Sumitomo Realty & Development Co. Ltd.(a)	269,000	6,636,465
Sun Frontier Fudousan Co. Ltd.	8,000	69,425
Takara Leben Co. Ltd.	45,100	123,303
Takara Leben Real Estate Investment Corp. REIT(a)	340	262,680
Tama Home Co. Ltd.	10,700	181,620
TOC Co. Ltd.	17,400	92,884
Tokyo Tatemono Co. Ltd.	119,900	1,812,014
Tokyu Fudosan Holdings Corp.	342,300	1,854,408
Tokyu REIT, Inc. REIT	539	771,805
Tosei Corp.	22,700	228,269
Tosei Reit Investment Corp. REIT	164	165,153
United Urban Investment Corp. REIT	1,783	1,906,154
XYMAX REIT Investment Corp. REIT	116	105,519

(Cost $131,468,347)		112,786,797

Luxembourg - 0.4%
ADLER Group SA, 144A*(a)	44,536	125,214
Aroundtown SA	532,575	1,557,323
Grand City Properties SA	47,528	564,899

(Cost $5,346,464)		2,247,436

Malaysia - 0.6%
AmFIRST Real Estate Investment Trust REIT	442,600	37,580
Axis Real Estate Investment Trust REIT	685,084	287,780
Capitaland Malaysia Trust REIT	217,538	26,004
Eastern & Oriental Bhd*	490,636	52,950
Eco World Development Group Bhd	373,900	55,974
Eco World International Bhd*	546,800	42,151

IGB Real Estate Investment Trust REIT	823,000	297,902
IOI Properties Group Bhd	280,500	62,048
KIP REIT	222,352	44,465
KLCCP Stapled Group(b)	116,700	180,702
KSL Holdings Bhd*	233,500	44,086
Land & General Bhd	1,121,900	26,321
LBS Bina Group Bhd	409,500	38,887
Mah Sing Group Bhd	664,000	90,502
Malton Bhd*	97,400	8,487
Matrix Concepts Holdings Bhd	350,196	177,621
MKH Bhd	125,900	35,445
Paramount Corp. Bhd	202,240	31,180
Pavilion Real Estate Investment Trust REIT	158,000	45,188
Sentral REIT	204,400	44,072
Sime Darby Property Bhd	1,651,346	177,108
SP Setia Bhd Group	858,805	143,918
Sunway Bhd	1,002,661	367,415
Sunway Real Estate Investment Trust REIT	851,600	283,518
Symphony Life Bhd*	322,700	32,447
Titijaya Land Bhd*	487,600	26,692
Tropicana Corp. Bhd*	208,591	54,064
UEM Sunrise Bhd*	413,100	27,229
UOA Development Bhd	199,400	76,632
YNH Property Bhd*	234,100	198,244
YTL Hospitality REIT	360,700	76,162

(Cost $3,471,710)		3,092,774

Mexico - 1.0%
CFE Capital S de RL de CV REIT	480,213	654,467
Corp. Inmobiliaria Vesta SAB de CV	380,083	701,506
FIBRA Macquarie Mexico REIT, 144A	436,024	550,450
Fibra MTY SAPI de CV REIT	551,984	329,621
Fibra Uno Administracion SA de CV REIT	1,608,311	1,686,519
PLA Administradora Industrial S de RL de CV REIT(a)	444,482	596,046
Prologis Property Mexico SA de CV REIT(a)	265,068	686,920

(Cost $4,918,165)		5,205,529

Netherlands - 0.4%
Argo Properties NV*	7,984	255,617
CTP NV, 144A	58,824	802,080
Eurocommercial Properties NV REIT	24,810	520,409
NSI NV REIT	11,480	346,889

(Cost $2,458,697)		1,924,995

New Zealand - 0.7%
Argosy Property Ltd.	534,380	435,746
Goodman Property Trust REIT	598,767	798,451
Kiwi Property Group Ltd.	908,222	567,968
Precinct Properties New Zealand Ltd.	757,472	622,304
Property for Industry Ltd.	244,898	393,385
Stride Property Group(b)	339,622	374,800
Vital Healthcare Property Trust REIT	258,733	431,472

(Cost $4,379,276)		3,624,126

Norway - 0.2%
Entra ASA, 144A	33,215	433,087
KMC Properties ASA*	43,505	35,070
Olav Thon Eiendomsselskap ASA	15,213	271,328
Selvaag Bolig ASA	28,837	119,135

(Cost $1,187,810)		858,620

Philippines - 2.3%
8990 Holdings, Inc.	1,256,700	216,854
ACEN Corp.	464,085	61,983
AREIT, Inc. REIT	345,840	237,109
Ayala Corp.	160,645	2,008,241
Ayala Land, Inc.	4,536,296	2,314,396
Belle Corp.*	1,206,000	25,342
DDMP Reit, Inc. REIT	3,864,000	103,902
DoubleDragon Corp.*	295,170	40,526
Filinvest Development Corp.	547,400	68,577
Filinvest Land, Inc.	3,951,000	62,619
Filinvest REIT Corp. REIT	913,500	102,485
GT Capital Holdings, Inc.	55,701	478,103
Megaworld Corp.	6,574,600	292,699
MREIT, Inc. REIT	560,900	153,822
Robinsons Land Corp.	1,121,461	375,451
SM Prime Holdings, Inc.	8,252,957	5,562,718
Vista Land & Lifescapes, Inc.	1,537,900	55,321

(Cost $14,612,843)		12,160,148

Poland - 0.1%
Atal SA(a)	6,385	41,365
Develia SA(a)	300,239	141,082
Dom Development SA(a)	6,229	114,558
Echo Investment SA(a)	82,826	55,953
Globe Trade Centre SA*(a)	112,568	156,887
MLP Group SA*	5,512	83,634

(Cost $826,488)		593,479

Romania - 0.2%
NEPI Rockcastle S.A.
(Cost $1,498,185)	230,438	1,226,793

Russia - 0.0%
LSR Group PJSC*(c)	30,984	0
PIK Group PJSC*(c)	192,287	0

(Cost $2,472,023)		0

Singapore - 7.0%
AIMS APAC REIT	379,900	373,065
Ascendas India Trust	517,800	423,118
Ascendas Real Estate Investment Trust REIT	1,902,669	3,845,980
Ascott Residence Trust(b)	1,158,496	905,140
Bukit Sembawang Estates Ltd.	110,100	385,125
CapitaLand China Trust REIT	670,847	528,945
CapitaLand Integrated Commercial Trust REIT	2,881,392	4,275,307
Capitaland Investment Ltd.	1,413,863	3,739,628

CDL Hospitality Trusts(b)	495,181	440,129
Chip Eng Seng Corp. Ltd.	133,800	63,778
City Developments Ltd.	287,898	1,677,737
Cromwell European Real Estate Investment Trust REIT	212,119	439,390
Digital Core REIT Management Pte Ltd. REIT	407,400	307,587
ESR-LOGOS REIT REIT	3,327,387	977,872
Far East Hospitality Trust(b)	563,800	250,560
First Real Estate Investment Trust REIT	679,200	133,883
Frasers Centrepoint Trust REIT	610,700	989,307
Frasers Hospitality Trust(b)	470,000	235,825
Frasers Logistics & Commercial Trust REIT	1,636,678	1,595,500
Frasers Property Ltd.	259,900	197,473
GuocoLand Ltd.	160,400	193,156
Ho Bee Land Ltd.	130,500	262,852
Keppel REIT	1,131,900	876,247
Keppel DC REIT	767,555	1,067,348
Keppel Pacific Oak US REIT	452,654	301,015
Lendlease Global Commercial REIT	920,851	544,550
Lippo Malls Indonesia Retail Trust REIT*	2,570,000	75,529
Manulife US Real Estate Investment Trust REIT	876,026	420,492
Mapletree Industrial Trust REIT	1,133,122	2,054,905
Mapletree Logistics Trust REIT	1,806,991	2,163,053
Mapletree Pan Asia Commercial Trust REIT	1,253,770	1,653,600
OUE Commercial Real Estate Investment Trust REIT	1,529,739	411,191
Parkway Life Real Estate Investment Trust REIT	221,100	760,720
Prime US REIT	319,900	199,938
Singapore Land Group Ltd.	97,800	178,060
Starhill Global REIT	840,609	349,475
Suntec Real Estate Investment Trust REIT	1,076,800	1,219,514
UOL Group Ltd.	267,717	1,327,935
Wing Tai Holdings Ltd.	194,600	232,945
Yanlord Land Group Ltd.	322,600	238,175

(Cost $37,977,460)		36,316,049

South Africa - 0.9%
Attacq Ltd. REIT*	353,700	122,435
Equites Property Fund Ltd. REIT	384,519	404,272
Fortress REIT Ltd., Class A REIT	581,323	355,389
Fortress REIT Ltd., Class B REIT*	527,898	126,365
Growthpoint Properties Ltd. REIT(a)	1,658,720	1,239,826
Hyprop Investments Ltd. REIT	172,351	359,477
Redefine Properties Ltd. REIT	3,393,189	756,502
Resilient REIT Ltd. REIT	186,694	591,593
SA Corporate Real Estate Ltd. REIT	1,282,886	158,814
Vukile Property Fund Ltd. REIT	448,510	354,979

(Cost $5,286,329)		4,469,652

South Korea - 0.5%
D&D Platform REIT Co. Ltd. REIT	20,000	69,455
E KOCREF CR-REIT Co. Ltd. REIT	15,427	66,204
ESR Kendall Square REIT Co. Ltd. REIT	83,397	344,799
JR Global REIT REIT	149,227	524,925
Koramco Energy Plus REIT	26,386	105,343
Korea Asset In Trust Co. Ltd.	19,814	52,736
Korea Real Estate Investment & Trust Co. Ltd.	61,560	75,020
LOTTE Reit Co. Ltd. REIT	69,362	266,029
Mirae Asset Global REIT Co. Ltd. REIT	17,123	62,216
NH All-One REIT Co. Ltd. REIT	34,506	117,122
Seobu T&D	19,787	118,496
Shinhan Alpha REIT Co. Ltd. REIT	44,827	269,119
SK D&D Co. Ltd.	6,271	125,650
SK REITs Co. Ltd. REIT	65,684	278,932

(Cost $2,901,793)		2,476,046

Spain - 0.7%
Aedas Homes SA, 144A	8,403	147,869
Inmobiliaria Colonial Socimi SA REIT	171,622	1,016,464
Lar Espana Real Estate Socimi SA REIT	18,302	84,472
Merlin Properties Socimi SA REIT	190,620	1,748,103
Metrovacesa SA, 144A*(a)	25,586	175,722
Neinor Homes SA, 144A*	34,120	349,956

(Cost $4,607,445)		3,522,586

Sweden - 3.7%
Atrium Ljungberg AB, Class B	25,891	376,437
Castellum AB	162,378	2,292,907
Catena AB	18,289	754,728
Cibus Nordic Real Estate AB	24,662	394,518
Corem Property Group AB, Class B	325,106	380,652
Corem Property Group AB, Class D	2,076	47,052
Dios Fastigheter AB	53,730	400,199
Eastnine AB	6,526	55,543
Fabege AB	158,677	1,410,794
Fastighets AB Balder, Class B*	356,132	1,980,735
Fastighets AB Trianon	34,366	92,110
FastPartner AB, Class A	29,886	197,305
Heba Fastighets AB, Class B	83,292	348,184
Hemnet Group AB	31,651	421,785
Hufvudstaden AB, Class A	68,489	818,654
JM AB	30,824	533,095
John Mattson Fastighetsforetagen AB*	11,193	105,264
K-fast Holding AB*(a)	14,024	33,526
Klarabo Sverige AB, Class B*	56,348	100,473
Nivika Fastigheter AB, Class B*	13,008	72,544
NP3 Fastigheter AB	15,706	345,633
Nyfosa AB	93,317	787,204
Pandox AB*	55,772	692,872
Platzer Fastigheter Holding AB, Class B	37,640	293,453
Sagax AB, Class A	4,165	90,482
Sagax AB, Class B	108,269	2,343,924
Sagax AB, Class D	61,732	161,395
Samhallsbyggnadsbolaget i Norden AB(a)	650,678	1,052,822

Samhallsbyggnadsbolaget i Norden AB, Class D(a)	90,599	179,268
Stendorren Fastigheter AB*	7,521	141,462
Swedish Logistic Property AB, Class B*	36,174	107,162
Wallenstam AB, Class B	262,971	1,187,088
Wihlborgs Fastigheter AB	157,183	1,134,535

(Cost $27,396,751)		19,333,805

Switzerland - 2.0%
Allreal Holding AG	8,883	1,396,232
Fundamenta Real Estate AG*	13,995	237,325
Intershop Holding AG	758	495,521
Mobimo Holding AG	4,145	1,019,315
Peach Property Group AG*	5,909	184,060
PSP Swiss Property AG	26,064	2,959,056
Swiss Prime Site AG	43,608	3,766,745
Zug Estates Holding AG, Class B	162	335,304

(Cost $11,856,717)		10,393,558

Taiwan - 1.3%
Cathay No. 1 REIT	788,636	466,121
Cathay No. 2 REIT	369,227	231,574
Cathay Real Estate Development Co. Ltd.	363,424	206,562
Chong Hong Construction Co. Ltd.	130,172	317,331
Farglory Land Development Co. Ltd.	154,536	323,923
Fubon No. 1 REIT	314,630	177,485
Fubon No. 2 REIT	409,357	210,747
Highwealth Construction Corp.	745,318	1,185,164
Hong Pu Real Estate Development Co. Ltd.*	130,515	99,052
Huaku Development Co. Ltd.	146,139	446,039
Huang Hsiang Construction Corp.	64,643	97,695
Hung Sheng Construction Ltd.	221,721	188,303
KEE TAI Properties Co. Ltd.	191,788	91,365
Kindom Development Co. Ltd.	234,531	218,061
Kuo Yang Construction Co. Ltd.	203,597	132,108
O-Bank No1 Real Estate Investment Trust REIT	87,357	25,630
Prince Housing & Development Corp.	765,071	301,630
Radium Life Tech Co. Ltd.	12,402	3,944
Ruentex Development Co. Ltd.	801,342	1,661,263
Shining Building Business Co. Ltd.*	318,249	96,925
Sinyi Realty, Inc.	196,039	200,306
Taiwan Land Development Corp.*(c)	243,531	21,442

(Cost $6,092,219)		6,702,670

Thailand - 2.1%
Amata Corp. PCL, NVDR	504,500	289,175
Ananda Development PCL, NVDR*	2,324,400	81,597
AP Thailand PCL, NVDR	1,431,600	392,623
Asset World Corp. PCL, NVDR	4,578,300	703,147
Bangkok Land PCL, NVDR	7,518,100	208,249
Central Pattana PCL, NVDR	1,871,500	3,554,374
CP Tower Growth Leasehold Property Fund	800	160
CPN Retail Growth Leasehold REIT	977,900	520,295
Frasers Property Thailand Industrial Freehold & Leasehold REIT	797,700	245,025
Frasers Property Thailand PCL, NVDR	260,625	107,216
Golden Ventures Leasehold Real Estate Investment Trust REIT	13,500	3,314
Grand Canal Land PCL, NVDR*	692,300	39,872
IMPACT Growth Real Estate Investment Trust REIT	324,632	122,864
Land & Houses PCL, NVDR	4,715,400	1,150,965
LH Hotel Leasehold Real Estate Investment Trust, Class F REIT*	11,700	3,562
LPN Development PCL, NVDR	1,108,800	137,450
Noble Development PCL, NVDR	762,757	102,921
Nusasiri PCL, NVDR*	3,624,600	101,394
Origin Property PCL, NVDR	522,400	147,569
Platinum Group PCL, NVDR*	841,700	76,639
Principal Capital PCL, NVDR*	464,100	95,461
Property Perfect PCL, NVDR	5,115,206	57,518
Pruksa Holding PCL, NVDR	517,000	182,908
Quality Houses PCL, NVDR	4,733,500	280,408
Sansiri PCL, NVDR	8,277,300	249,709
SC Asset Corp. PCL, NVDR	1,081,900	104,444
Singha Estate PCL, NVDR*	1,611,400	84,851
Supalai PCL, NVDR	893,700	477,947
U City PLC, NVDR*	2,525,600	93,509
U City PLC, PFD NVDR*	9,796,900	265,997
Univentures PCL, NVDR	376,000	30,317
WHA Corp. PCL, NVDR	6,034,800	579,275
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F REIT	1,086,300	324,736

(Cost $11,405,128)		10,815,491

Turkey - 0.2%
Akfen Gayrimenkul Yatirim Ortakligi AS REIT*	195,789	33,144
AKIS Gayrimenkul Yatirimi AS REIT*	35,467	7,368
Alarko Gayrimenkul Yatirim Ortakligi AS REIT	15,800	33,207
Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	134	126
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,186,591	261,520
Halk Gayrimenkul Yatirim Ortakligi AS REIT	19,130	3,365
Is Gayrimenkul Yatirim Ortakligi AS REIT*	258,097	256,473
Kiler Gayrimenkul Yatirim Ortakligi AS REIT*	2	0
Kizilbuk Gayrimenkul Yatirim Ortakligi AS*	34,316	64,126
Kuyumcukent Gayrimenkul Yatirimlari AS REIT*	75,930	25,373
Ozak Gayrimenkul Yatirim Ortakligi REIT*	255,673	113,542
Panora Gayrimenkul Yatirim Ortakligi	20,085	15,742

Pasifik Gayrimenkul Yatirim Ortakligi REIT*	312,376	72,109
Reysas Gayrimenkul Yatirim Ortakligi AS, Class O REIT*	6	2
Servet Gayrimenkul Yatirim Ortakligi AS, Class O*	5,000	29,212
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT*	233,611	54,697
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	156,500	73,543
Vakif Gayrimenkul Yatirim Ortakligi AS REIT*	6	1
Yeni Gimat Gayrimenkul Ortakligi AS	158,533	184,198
Yesil Gayrimenkul Yatirim Ortakligi AS REIT*	723,609	38,975
Ziraat Gayrimenkul Yatirim Ortakligi AS	429,561	80,744

(Cost $1,142,642)		1,347,467

United Kingdom - 7.2%
Assura PLC REIT	1,658,893	1,257,583
Big Yellow Group PLC REIT	103,864	1,607,387
British Land Co. PLC REIT	491,853	2,465,556
Capital & Counties Properties PLC REIT	408,503	570,401
CLS Holdings PLC REIT	97,569	212,758
Derwent London PLC REIT	58,318	1,653,042
Empiric Student Property PLC REIT	339,322	380,621
Grainger PLC	391,315	1,221,207
Great Portland Estates PLC REIT	115,683	670,352
Hammerson PLC REIT	2,059,815	523,222
Helical PLC	68,140	309,222
Henry Boot PLC	67,091	218,588
Industrials REIT Ltd. REIT	149,933	293,455
Land Securities Group PLC REIT	387,660	2,934,735
LondonMetric Property PLC REIT	521,372	1,317,684
LXI REIT PLC REIT	980,038	1,678,629
Picton Property Income Ltd. REIT	311,567	328,098
Primary Health Properties PLC REIT	750,618	1,193,964
Rightmove PLC	483,150	3,415,888
Safestore Holdings PLC REIT	120,742	1,551,070
Savills PLC	80,818	891,498
Segro PLC REIT	649,034	7,121,690
Shaftesbury PLC REIT	108,434	520,341
Tritax Big Box REIT PLC REIT	1,064,445	2,062,250
UK Commercial Property REIT Ltd. REIT	438,586	361,320
UNITE Group PLC REIT, Series 6	186,679	2,282,980
Workspace Group PLC REIT	73,904	448,463

(Cost $45,733,015)		37,492,004

TOTAL COMMON STOCKS (Cost $603,412,001)		515,525,771

PREFERRED STOCKS - 0.0%
Thailand - 0.0%
U City PLC* (Cost $1,617)	64,000	1,738

RIGHTS - 0.0%
Austria - 0.0%
S IMMO AG*, expires 12/31/49(c) (Cost $0)	22,553	0

WARRANTS - 0.0%
Malaysia - 0.0%
Eco World Development Group Bhd*, expires 4/12/29	106,640	2,264
Paramount Corp. Bhd*, expires 7/28/24	7,840	52

(Cost $0)		2,316

Thailand - 0.0%
Noble Development PCL*, expires 1/12/24
(Cost $0)	54,825	707

TOTAL WARRANTS (Cost $0)		3,023

EXCHANGE-TRADED FUNDS - 0.0%
iShares Global REIT ETF(a)	2,500	61,250
Vanguard Global ex-U.S. Real Estate ETF	1,500	65,025

TOTAL EXCHANGE-TRADED FUNDS (Cost $125,635)		126,275

SECURITIES LENDING COLLATERAL - 4.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(d)(e) (Cost $20,808,918)	20,808,918	20,808,918

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.24%(d) (Cost $574,918)	574,918	574,918

TOTAL INVESTMENTS - 103.2% (Cost $624,923,089)		$537,040,643
Other assets and liabilities, net - (3.2%)		(16,686,369)

NET ASSETS - 100.0%		$520,354,274

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022

SECURITIES LENDING COLLATERAL — 4.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(d)(e)
10,913,250	9,895,668(f)	—	—	—	22,064	—	20,808,918	20,808,918
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.24%(d)
620,850	6,194,316	(6,240,248)	—	—	2,673	—	574,918	574,918

11,534,100	16,089,984	(6,240,248)	—	—	24,737	—	21,383,836	21,383,836

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $29,232,247, which is 5.6% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $11,716,462.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

CVA:	Credit Valuation Adjustment
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

At August 31, 2022 the Xtrackers International Real Estate ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Real Estate Operations/Development	$177,909,129	34.5%
Diversified	83,376,753	16.2
Real Estate Management/Services	63,549,938	12.3
Warehouse/Industry	48,225,865	9.4
Shopping Centers	46,598,055	9.0
Office Property	31,317,566	6.1
Apartments	20,077,603	3.9
Other	44,475,623	8.6

Total	$515,530,532	100.0%

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
E-Mini S&P 500 Futures	USD	10	$1,878,460	$1,978,250	9/16/2022	$99,790
SPI 200 Futures	AUD	4	451,277	473,578	9/15/2022	22,301
EURO STOXX 50 Futures	EUR	15	517,876	530,930	9/16/2022	13,054
MINI TOPIX Index Futures	JPY	15	206,079	212,299	9/08/2022	6,220
EURO CAC40 10 Futures	EUR	4	265,449	246,320	9/16/2022	(19,129)

Total net unrealized appreciation						$122,236

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2022.

Currency Abbreviations

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$515,503,862	$—	$21,909	$515,525,771
Preferred Stocks	1,738	—	—	1,738
Rights	—	—	0	0
Warrants(a)	3,023	—	—	3,023
Exchange-Traded Funds	126,275	—	—	126,275
Short-Term Investments(a)	21,383,836	—	—	21,383,836
Derivatives(b)
Futures Contracts	141,365	—	—	141,365

TOTAL	$537,160,099	$—	$21,909	$537,182,008

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Futures Contracts	$(19,129)	$—	$—	$(19,129)

TOTAL	$(19,129)	$—	$—	$(19,129)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended August 31, 2022, the amount of transfers from Level 1 to Level 3 was $677. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HAUZ-PH1

R-089711-1 (5/24) DBX005195 (5/24)